                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ ]; Amendment Number: ___

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Insurance Company of the West
Address: 11455 El Camino Real
         San Diego, CA 92130

Form 13F File Number: 028-11688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  H. Michael Freet
Title: Chief Financial Officer
Phone: 858-350-2551

Signature, Place, and Date of Signing:


/s/ H. M. Freet                                San Diego, CA           4/17/2006
------------------------------------           -------------           ---------
[Signature]                                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2
Form 13F Information Table Entry Total:           59
Form 13F Information Table Value Total:     $333,674
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.    Form 13-F File Number            Name
-----   ---------------------   ---------------------
No. 1   028-11686               American Assets, Inc.
No. 2   028-11690               Ernest S. Rady

                          Form 13-F Information Table
                            as of December 31, 2003

                                                                VOTING AUTHORITY

                         TITLE
                           OF                    VALUE    SHARES/   SH/   PUT/   INVSTMT      OTHER
NAME OF ISSUER           CLASS      CUSIP      (x$1000)   PRN AMT   PRN   CALL   DSCRETN    MANAGERS      SOLE    SHARED   NONE
--------------           -----   -----------   --------   -------   ---   ----   -------   ----------   -------   ------   ----
AT&T CORP                COM     001957-50-5   731          36000   SH           DEFINED   Nos. 1 & 2     36000
AT&T WIRELESS            COM     00209A 10 6   745          93000   SH           DEFINED   Nos. 1 & 2     93000
ABBOTT LABORATORIES      COM     002824 10 0   3728         80000   SH           DEFINED   Nos. 1 & 2     80000
ALBERTSONS INC           COM     013104 10 4   566          25000   SH           DEFINED   Nos. 1 & 2     25000
ALLEGHENY ENERGY         COM     017361 10 6   893          70000   SH           DEFINED   Nos. 1 & 2     70000
ALTRIA GROUP INC         COM     02209S 10 3   16326       300000   SH           DEFINED   Nos. 1 & 2    300000
AMER ELEC PWR            COM     025537 10 1   1220         40000   SH           DEFINED   Nos. 1 & 2     40000
AMGEN INC                COM     031162 10 0   989          16000   SH           DEFINED   Nos. 1 & 2     16000
BRITISH PETROLEUM        COM     055622 10 4   1234         25000   SH           DEFINED   Nos. 1 & 2     25000
BANK AMER CORP           COM     060505 10 4   18338       228000   SH           DEFINED   Nos. 1 & 2    228000
BANK ONE CORP            COM     06423A 10 3   9118        200000   SH           DEFINED   Nos. 1 & 2    200000
BEAR STEARNS             COM     073902 10 8   5396         68000   SH           DEFINED   Nos. 1 & 2     68000
BRISTOL MYERS            COM     110122 10 8   1144         40000   SH           DEFINED   Nos. 1 & 2     40000
CALPINE                  COM     131347 10 6   48           10000   SH           DEFINED   Nos. 1 & 2     10000
CAPITAL ONE FINANCIAL    COM     14040H 10 5   6129        100000   SH           DEFINED   Nos. 1 & 2    100000
CATERPILLLAR INC         COM     149123 10 1   1245         15000   SH           DEFINED   Nos. 1 & 2     15000
CHUBB CORP               COM     171232 10 1   2384         35000   SH           DEFINED   Nos. 1 & 2     35000
CINCINNATI FINL CORP     COM     172062 10 1   418          11000   SH           DEFINED   Nos. 1 & 2     11000
COMCAST CORP             COM     20030N 10 1   1910         58000   SH           DEFINED   Nos. 1 & 2     58000
CONOCOPHILLIPS           COM     20825C 10 4   3279         50000   SH           DEFINED   Nos. 1 & 2     50000
COX COMMUNICATION        COM     224044-10-7   3445        100000   SH           DEFINED   Nos. 1 & 2    100000
DUKE ENERGY CORP         COM     264399 10 6   2045        100000   SH           DEFINED   Nos. 1 & 2    100000
EDISON INTL              COM     281020 10 7   1096         50000   SH           DEFINED   Nos. 1 & 2     50000
FEDERAL HM LN MTG CORP   COM     313400 30 1   18662       320000   SH           DEFINED   Nos. 1 & 2    320000
FEDERAL NATL MTG         COM     313586 10 9   8256        110000   SH           DEFINED   Nos. 1 & 2    110000
FIDELITY NATL FINL       COM     316326 10 7   2346         61000   SH           DEFINED   Nos. 1 & 2     61000
GENERAL ELECTRIC CO.     COM     369604 10 3   1549         50000   SH           DEFINED   Nos. 1 & 2     50000
GLAXOSMITHKLINE          COM     37733W 10 5   2331         50000   SH           DEFINED   Nos. 1 & 2     50000

HSBC HLDGS PLC           COM     404280 40 6   6325         80000   SH           DEFINED   Nos. 1 & 2     80000
HARTFORD FIN SVCS GRP    COM     416515 10 4   5313         90000   SH           DEFINED   Nos. 1 & 2     90000
HOME DEPOT               COM     437076 10 2   1065         30000   SH           DEFINED   Nos. 1 & 2     30000
JP MORGAN CHASE & CO.    COM     46625H 10 0   5179        141000   SH           DEFINED   Nos. 1 & 2    141000
JOHNSON & JOHNSON        COM     478160 10 4   2066         40000   SH           DEFINED   Nos. 1 & 2     40000
KROGER CO.               COM     501044 10 1   1296         70000   SH           DEFINED   Nos. 1 & 2     70000
ELI LILLY & CO.          COM     532457 10 8   3869         55000   SH           DEFINED   Nos. 1 & 2     55000
MACERICH CO.             COM     554382 10 1   2225         50000   SH           DEFINED   Nos. 1 & 2     50000
MERCK & CO.              COM     589331 10 7   1478         32000   SH           DEFINED   Nos. 1 & 2     32000
THE MONY GROUP           COM     615337 10 2   1564         50000   SH           DEFINED   Nos. 1 & 2     50000
MORGAN STANLEY DEAN      COM     617446 44 8   6366        110000   SH           DEFINED   Nos. 1 & 2    110000
PG&E CORP                COM     69331C 10 8   2777        100000   SH           DEFINED   Nos. 1 & 2    100000
PPL CORP                 COM     69351T 10 6   2188         50000   SH           DEFINED   Nos. 1 & 2     50000
PEPSICO INC              COM     713448 10 8   9156        196000   SH           DEFINED   Nos. 1 & 2    196000
PFIZER INC               COM     717081 10 3   18584       526000   SH           DEFINED   Nos. 1 & 2    526000
PINNACLE WEST CAP CORP   COM     723484 10 1   4002        100000   SH           DEFINED   Nos. 1 & 2    100000
PLUM CREEK TIMBER CO.    COM     729251 10 8   2436         80000   SH           DEFINED   Nos. 1 & 2     80000
ROYAL DUTCH SHELL PLC    COM     780259 20 6   7335        140000   SH           DEFINED   Nos. 1 & 2    140000
SAFEWAY INC              COM     786514 20 8   548          25000   SH           DEFINED   Nos. 1 & 2     25000
SCHERING PLOUGH          COM     806605 10 1   3130        180000   SH           DEFINED   Nos. 1 & 2    180000
SIERRA PAC RES           COM     826428 10 4   367          50000   SH           DEFINED   Nos. 1 & 2     50000
STARWOOD HOTELS          COM     85590A 20 3   1439         40000   SH           DEFINED   Nos. 1 & 2     40000
TXU CORP                 COM     873168 10 8   427          18000   SH           DEFINED   Nos. 1 & 2     18000
TENET HEALTHCARE         COM     88033G 10 0   401          25000   SH           DEFINED   Nos. 1 & 2     25000
USG CORP                 COM     903293 40 5   332          20000   SH           DEFINED   Nos. 1 & 2     20000
UNUMPROVIDENT CORP       COM     91529Y 10 6   394          25000   SH           DEFINED   Nos. 1 & 2     25000
WFS FINANCIAL            COM     92923B 10 6   467          11000   SH           DEFINED   Nos. 1 & 2     11000
WELLS FARGO & CO.        COM     949746 10 1   11778       200000   SH           DEFINED   Nos. 1 & 2    200000
WESTCORP                 COM     957907 10 8   109975     3831000   SH           DEFINED   Nos. 1 & 2   3831000
WYETH                    COM     983024 10 0   4245        100000   SH           DEFINED   Nos. 1 & 2    100000
YUM BRANDS               COM     988498 10 1   1376         40000   SH           DEFINED   Nos. 1 & 2     40000